Net results of financial transactions	12 Months Ended
Dec. 31, 2018
Net results of financial transactions
Net results of financial transactions

Note 4. Net results of financial transactions

Skr mn	2018	2017	2016
Derecognition of financial instruments not measured at fair value through profit or loss:
Available-for-sale financial assets(1)	—	-17	—
Financial assets at amortized cost(2)	24	16	4
Financial assets or liabilities at fair value through profit or loss:
Designated upon initial recognition (FVO)(3)	7,315	-326	-2,779
Mandatorily(4)	-7,360	278	2,699
Financial instruments under fair-value hedge accounting:
Net results of the hedging instrument	-192	-999	-693
Net results of the hedged item	235	946	661
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	-3	0	-2
Total net results of financial -transactions	19	-102	-110
(1)

From January 1, 2018, SEK applies IFRS 9 Financial Instruments, which replaces IAS 39 Financial Instruments. The category Available-for-sale was applied until 2017. These assets, liquidity investments, are from 2018 classified at fair value through profit or loss (FVTPL).

(2)	In conjunction with the transition to IFRS 9 the category Loans and receivables changed name to Financial assets at amortized cost.
(3)	Difference between Parent Company and Consolidated Group for 2018 is due to different accounting principles regarding changes in SEK's own credit risk, see Note 1.
(4)	In conjunction with the transition to IFRS 9 the category Held-for-trading changed name to Financial assets at amortized cost.

SEK’s general business model is to hold financial instruments measured at fair value to maturity. The net fair value changes that occur, mainly relate to changes in credit spreads on SEK’s own debt, which due to IFRS 9, are reported in other comprehensive income from 2018 compared to net results of financial transactions prior to IFRS 9, and basis spreads, which are recognized in net results of financial transactions. The changes could be significant in a single reporting period, but will not affect earnings over time since the lifetime cumulative changes in the instrument’s market value will be zero if it is held to maturity and is a performing instrument. When financial instruments are not held to maturity, realized gains and losses can occur, for example when SEK repurchases its own debt, or if lending is repaid early and the related hedging instruments are terminated prematurely. These are effects presented under “Derecognition of financial instruments not measured at fair value through profit or loss”, “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting”. “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting” include realized as well as unrealized changes in fair value.